UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  May 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Reserve Investment Funds
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Government Reserve
Treasury Reserve
Portfolio of Investments
Government Reserve
Treasury Reserve
Statement of Assets and Liabilities
Government Reserve
Treasury Reserve
Financial Statements and Notes
Additional Fund Information
Reserve Investment Funds
May 31, 2023
Annual Report
T. ROWE PRICE
Reserve Investment Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Reserve Investment Funds
HIGHLIGHTS
The Reserve Investment Funds produced positive returns over the last year and outperformed their Lipper peer group benchmarks.
Money market yields have risen sharply from near-zero levels since March 2022.
By the end of May 2023, the Federal Reserve (Fed) had raised the fed funds target rate to the 5.00% to 5.25% range, a level unseen since mid-2007.
For much of our fiscal year, we targeted a fairly short weighted average maturity
(WAM). In recent months, as the size of the Fed’s rate hikes decreased and the central bank approached the end of its tightening cycle, and as the federal government drew closer to the debt ceiling, we allowed the portfolios’ WAMs to begin rising from their lows toward neutral.
Although year-over-year inflation remains elevated, we believe that the bulk of the Fed’s tightening efforts are behind us. Until there are clear indications that inflation is decisively trending toward 2%, we would expect the Fed to keep short-
term rates at current levels or raise them incrementally.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Reserve Investment Funds
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during your fund’s fiscal year, the 12-month period ended May 31, 2023. Rising interest rates weighed on returns in the first half of the period, but many sectors rebounded over the past six months as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the 12-month period, growth stocks outperformed value shares, and developed market shares generally outpaced their emerging market counterparts. In the U.S., the Russell 1000 Growth Index and Nasdaq
Composite Index performed the best. Most currencies weakened versus the
U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, the information technology sector had, by far, the strongest returns. Big tech companies rebounded strongly at the start of
2023, helped in part by growing investor enthusiasm for artificial intelligence applications. Meanwhile, falling prices for various commodities weighed on returns for the materials and energy sectors, and turmoil in the banking sector, which included the failure of three large regional banks, hurt the financials segment. Real estate stocks also came under pressure amid concerns about the ability of some commercial property owners to refinance their debt.
Cheaper oil contributed to slowing inflation during the period, although core inflation readings—which exclude volatile food and energy prices—remained stubbornly high. April’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 4.9% on a 12-month basis, down from more than 8% at the start of the period but still well above the Fed’s long-term 2% inflation target.
In response to persistent inflation, the Fed raised its short-term lending benchmark rate from around 1.00% at the start of the period to a range of
5.00% to 5.25% by the end of May, the highest level since 2007. However,
Fed officials have recently suggested that they might soon be ready to pause additional rate hikes as they wait to see how the economy is progressing.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 2.85% at the start of the period to 3.64% at the end of May.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. At the end of May, the yield

T. ROWE PRICE Reserve Investment Funds

on the three-month Treasury bill was 188 basis points (1.88 percentage point)
higher than the yield on the 10-year Treasury note. Increasing yields led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The economic impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could continue to have an impact on credit conditions. Moreover, the market consensus still seems to forecast a global recession starting later this year or in early 2024, although it could be a mild downturn.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Reserve Investment Funds
Management’s Discussion of Fund Performance

GOVERNMENT RESERVE FUND
INVESTMENT OBJECTIVE
This money market fund is managed to provide a stable share price of $1.00.
Its goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Money market interest rates rose rapidly over the last year, as the Federal
Reserve (Fed) raised the federal funds target rate aggressively to combat elevated inflation. As a result, money market portfolios produced returns that we have not seen in the asset class for many years.
The Government Reserve Fund returned 3.55% in the 12-month period ended
May 31, 2023, versus 3.04% for the Lipper U.S. Government Money Market
Funds Index. Past performance cannot guarantee future results.
What factors influenced the fund’s performance?
Money market yields have risen sharply from near-zero levels since
March 2022, when the Fed began to raise the fed funds target rate from the
0.00% to 0.25% range it adopted when the coronavirus pandemic erupted in
March 2020. Fed rate hikes have been aggressive, as the year-over-year inflation rate in mid-2022 reached a 40-year high of about 9%, thanks in part to a tight labor market. Other factors that have added to inflation pressures, such as pandemic-related global supply chain disruptions and higher prices of energy commodities following Russia’s invasion of Ukraine, have eased somewhat.
Several of the Fed’s rate increases over the last year have been 75 basis points
(0.75%), rather than the 25-basis-point (0.25%) incremental changes that the central bank typically makes to the fed funds rate. By the end of May 2023, the
Fed had raised the fed funds target rate to the 5.00% to 5.25% range, a level unseen since mid-2007.
Thanks to the series of large interest rate increases and continued hawkish rhetoric from Federal Reserve officials who are committed to bringing inflation back down to the Fed’s long-term 2% goal, U.S. Treasury yields rose sharply in our fiscal year. In the money market universe, three-month U.S. Treasury bill yields surged from 1.16% to 5.52%, while six-month T-bill yields climbed from
1.64% to 5.46%. One-year T-bill yields advanced from 2.08% to 5.18%.

T. ROWE PRICE Reserve Investment Funds

How is the fund positioned?
For much of our fiscal year, we targeted a fairly short weighted average maturity
(WAM) so that we could quickly use the proceeds from maturing money market instruments to purchase newer securities with higher yields. In recent months, however, as the size of the Fed’s rate hikes decreased and as it became clear that the central bank was approaching the end of its tightening cycle, we allowed the portfolio’s WAM to begin rising from its lows toward neutral. At the end of May, however, the WAM was marginally lower than it was at the end of November 2022.
As lawmakers scrambled in May to reach an agreement with President Joe
Biden to raise or suspend the debt ceiling—the statutory limit on federal government borrowing—because the government was running out of money, we took advantage of a temporary spike in yields of T-bills maturing in early
June to capture some very attractive yields for our investors. As always, we try to take advantage of opportunities to buy money market instruments with attractive yields without reducing our high credit quality standards.
Because Fed officials have expressed their preference to keep short-term rates at higher levels for some time, we expect to move the portfolio’s WAM closer to neutral until the trajectories of the economy, inflation, and U.S. Treasury yields signal how the Fed may respond.
At the end of May 2023, about 59% of the portfolio was invested in repurchase agreements, while only about 6% was invested in U.S. government and agency securities. The remainder was invested primarily in U.S. Treasury securities.
The fund’s weighted average maturity was 20 days at the end of May 2023 versus 23 days six months ago and 14 days one year ago.
What is portfolio management’s outlook?
After more than one year of aggressive Fed interest rate increases, money market yields are at their highest levels in about 16 years—a welcome change from the near-zero yields that have prevailed for most of that extended period.
As a result, money market funds once again offer investors a good risk/reward trade-off relative to other asset classes.
Year-over-year inflation remains elevated, though it is lower than its mid-2022 peak of about 9%. Nevertheless, central bank officials have publicly expressed their commitment to bring inflation back down toward the Fed’s long-term goal of 2%. We believe that the bulk of the Fed’s tightening efforts are behind us, but until there are clear indications that inflation is decisively trending toward 2%, we would expect the Fed to keep short-term rates at current levels or raise them incrementally.

T. ROWE PRICE Reserve Investment Funds

In addition, as a result of the Fiscal Responsibility Act of 2023, which suspends the debt ceiling until January 2025 and caps non-defense government spending for two years, the U.S. Treasury is likely to issue a significant amount of debt in the months ahead—potentially more than $1 trillion—to replenish its coffers.
This additional withdrawal of liquidity could force Treasury yields higher and increase stresses on the banking system that became evident when a few prominent regional banks failed in the last few months.
As we watch the economy evolve and monitor the words and actions of Fed policymakers for clues about the Fed’s next steps, we should be able to respond quickly to any changes in the interest rate outlook or other factors affecting the money markets. In any event, we remain committed to managing a high-
quality, diversified money market portfolio focused on liquidity and stability of principal, which we deem of utmost importance to our investors.

T. ROWE PRICE Reserve Investment Funds

TREASURY RESERVE FUND
INVESTMENT OBJECTIVE
This money market fund is managed to provide a stable share price of $1.00. It seeks to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Money market interest rates rose rapidly over the last year, as the Federal
Reserve raised the federal funds target rate aggressively to combat elevated inflation. As a result, money market portfolios produced returns that we have not seen in the asset class for many years.
The Treasury Reserve Fund returned 3.55% in the 12-month period ended
May 31, 2023, versus 3.31% for the Lipper Institutional U.S. Treasury Money
Market Funds Index. Past performance cannot guarantee future results.
What factors influenced the fund’s performance?
Money market yields have risen sharply from near-zero levels since
March 2022, when the Fed began to raise the fed funds target rate from the
0.00% to 0.25% range it adopted when the coronavirus pandemic erupted in
March 2020. Fed rate hikes have been aggressive, as the year-over-year inflation rate in mid-2022 reached a 40-year high of about 9%, thanks in part to a tight labor market. Other factors that have added to inflation pressures, such as pandemic-related global supply chain disruptions and higher prices of energy commodities following Russia’s invasion of Ukraine, have eased somewhat.
Several of the Fed’s rate increases over the last year have been 75 basis points
(0.75%), rather than the 25-basis-point (0.25%) incremental changes that the central bank typically makes to the fed funds rate. By the end of May 2023, the
Fed had raised the fed funds target rate to the 5.00% to 5.25% range, a level unseen since mid-2007.
Thanks to the series of large interest rate increases and continued hawkish rhetoric from Federal Reserve officials who are committed to bringing inflation back down to the Fed’s long-term 2% goal, U.S. Treasury yields rose sharply in our fiscal year. In the money market universe, three-month U.S. Treasury bill yields surged from 1.16% to 5.52%, while six-month T-bill yields climbed from
1.64% to 5.46%. One-year T-bill yields advanced from 2.08% to 5.18%.

T. ROWE PRICE Reserve Investment Funds

How is the fund positioned?
For much of our fiscal year, we targeted a fairly short weighted average maturity
(WAM) so that we could quickly use the proceeds from maturing money market instruments to purchase newer securities with higher yields. In recent months, however, as the size of the Fed’s rate hikes decreased and as it became clear that the central bank was approaching the end of its tightening cycle, we allowed the portfolio’s WAM to begin rising from its lows toward neutral. At the end of May, however, the WAM was marginally lower than it was at the end of November 2022.
As lawmakers scrambled in May to reach an agreement with President Joe
Biden to raise or suspend the debt ceiling—the statutory limit on federal government borrowing—because the government was running out of money, we took advantage of a temporary spike in yields of T-bills maturing in early
June to capture some very attractive yields for our investors. As always, we try to take advantage of opportunities to buy money market instruments with attractive yields without reducing our high credit quality standards.
Because Fed officials have expressed their preference to keep short-term rates at higher levels for some time, we expect to move the portfolio’s WAM closer to neutral until the trajectories of the economy, inflation, and U.S. Treasury yields signal how the Fed may respond.
At the end of May 2023, about 62% of the portfolio was invested in repurchase agreements, while the remainder was invested in U.S. Treasury securities. The fund’s weighted average maturity was 20 days at the end of May 2023 versus 21 days six months ago and 12 days one year ago.
What is portfolio management’s outlook?
After more than one year of aggressive Fed interest rate increases, money market yields are at their highest levels in about 16 years—a welcome change from the near-zero yields that have prevailed for most of that extended period.
As a result, money market funds once again offer investors a good risk/reward trade-off relative to other asset classes.
Year-over-year inflation remains elevated, though it is lower than its mid-2022 peak of about 9%. Nevertheless, central bank officials have publicly expressed their commitment to bring inflation back down toward the Fed’s long-term goal of 2%. We believe that the bulk of the Fed’s tightening efforts are behind us, but until there are clear indications that inflation is decisively trending toward 2%, we would expect the Fed to keep short-term rates at current levels or raise them incrementally.

T. ROWE PRICE Reserve Investment Funds

In addition, as a result of the Fiscal Responsibility Act of 2023, which suspends the debt ceiling until January 2025 and caps non-defense government spending for two years, the U.S. Treasury is likely to issue a significant amount of debt in the months ahead—potentially more than $1 trillion—to replenish its coffers.
This additional withdrawal of liquidity could force Treasury yields higher and increase stresses on the banking system that became evident when a few prominent regional banks failed in the last few months.
As we watch the economy evolve and monitor the words and actions of Fed policymakers for clues about the Fed’s next steps, we should be able to respond quickly to any changes in the interest rate outlook or other factors affecting the money markets. In any event, we remain committed to managing a high-
quality, diversified money market portfolio focused on liquidity and stability of principal, which we deem of utmost importance to our investors.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Reserve Investment Funds

RISKS OF INVESTING IN THE RESERVE INVESTMENT FUNDS
You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in the Funds is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The
Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the
Funds at any time.
The potential for realizing a loss of principal in the funds could derive from:
Interest rate risks. A decline in interest rates may lower the fund’s yield, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the fund. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield. Given the current elevated inflation environment, risks associated with rising rates are currently heightened. In addition, the adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund's yield.
Credit risks. An issuer of a debt instrument or a provider of credit support could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), a rating downgrade, or an inability to meet a financial obligation. Although the fund only purchases securities that present minimal credit risk in the opinion of
T. Rowe Price, the credit quality of the fund’s holdings could change rapidly during periods of market stress. The fund’s overall credit risk is relatively low since it invests in securities that are backed by the full faith and credit of the
U.S. government.
Repurchase agreement risks. A counterparty to a repurchase agreement may become insolvent or fail to repurchase securities from the fund as required, which could increase the fund’s costs or prevent the fund from immediately accessing its collateral.

T. ROWE PRICE Reserve Investment Funds

BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE Reserve Investment Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
GOVERNMENT RESERVE FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years 10 Years
T. Rowe Price Government Reserve Fund –
.
3.55% 1.52% 0.96%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Reserve Investment Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TREASURY RESERVE FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years 10 Years
T. Rowe Price Treasury Reserve Fund –
.
3.55% 1.52% 0.95%
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Reserve Investment Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Reserve Investment Funds

GOVERNMENT RESERVE FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Actual $1,000.00 $1,023.10 $0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.93   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.00%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.
TREASURY RESERVE FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Actual $1,000.00 $1,023.10 $0.05
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.88   0.05
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.01%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (continued)

T. ROWE PRICE Reserve Investment Funds

QUARTER-END RETURNS
Periods Ended 3/31/23
SEC Yield
(7-Day
Simple)
SEC Yield
(7-Day
Simple)–
Unsubsidized
...... 1
Year
.... 5
Years
.... 10
Years
T. Rowe Price Government Reserve
Fund –
.
4.82% 4.81% 2.81% 1.42% 0.88%
T. Rowe Price Treasury Reserve Fund –
.
4.83 4.82 2.80 1.42 0.87
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, yield, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please contact a T. Rowe
Price representative at 1-800-225-5132 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include reinvested dividends and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. A money fund’s yield more closely represents its earnings than does the total return.

T. ROWE PRICE Government Reserve Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(1)(2)
0.03 —
(3)
—
(3)
0.02 0.02
Net realized and unrealized gain/
loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from investment activities 0.03 —
(3)
—
(3)
0.02 0.02
Distributions
Net investment income (0.03) —
(3)
—
(3)
(0.02) (0.02)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Ratios/Supplemental Data
Total return
(2)(4)
3.55% 0.14% 0.08% 1.62% 2.26%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
Net investment income 3.47% 0.13% 0.08% 1.63% 2.22%
Net assets, end of period (in
millions) $16,036 $15,465 $20,217 $15,827 $12,571
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Treasury Reserve Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00
Investment activities
Net investment income
(1)(2)
0 .03 —
(3)
—
(3)
0 .02 0 .02
Net realized and unrealized gain/
loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from investment activities 0 .03 —
(3)
—
(3)
0 .02 0 .02
Distributions
Net investment income ( 0 .03 ) —
(3)
—
(3)
( 0 .02 ) ( 0 .02 )
NET ASSET VALUE
End of period $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00 $ 1 .00
Ratios/Supplemental Data
Total return
(2)(4)
3 .55% 0 .13% 0 .10% 1 .63% 2 .26%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .01% 0 .01% 0 .01% 0 .01% 0 .01%
Net expenses after waivers/
payments by Price Associates 0 .01% 0 .01% 0 .01% 0 .01% 0 .01%
Net investment income 3 .43% 0 .12% 0 .10% 1 .69% 2 .21%
Net assets, end of period (in
millions) $3,046 $2,695 $3,546 $3,420 $3,922
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Government Reserve Fund
May 31, 2023

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY DEBT 5.8%
Federal Farm Credit Banks, 4.60%, 6/1/23  25,000 25,000
Federal Farm Credit Banks, 4.80%, 9/19/23  25,000 24,633
Federal Farm Credit Banks, 4.89%, 11/8/23  55,000 53,805
Federal Farm Credit Banks, 4.92%, 10/11/23  27,500 27,004
Federal Home Loan Banks, 4.63%, 1/12/24  55,000 53,409
Federal Home Loan Banks, 4.65%, 1/16/24  20,000 19,408
Federal Home Loan Banks, 4.78%, 2/9/24  65,000 62,817
Federal Home Loan Banks, 4.84%, 8/23/23  32,138 31,779
Federal Home Loan Banks, 4.85%, 8/16/23  49,000 48,498
Federal Home Loan Banks, 4.935%, 2/23/24  44,900 43,257
Federal Home Loan Banks, 4.99%, 9/15/23  27,000 26,603
Federal Home Loan Banks, 5.00%, 9/6/23  8,299 8,187
Federal Home Loan Banks, 5.00%, 10/2/23  6,000 5,898
Federal Home Loan Banks, FRN, SOFR + 0.04%, 5.10%,
10/23/23  125,000 125,000
Federal Home Loan Banks, FRN, SOFR + 0.09%, 5.16%, 12/5/23  50,000 50,000
Federal Home Loan Banks, FRN, SOFR + 0.13%, 5.19%, 2/10/25  200,000 200,000
Federal Home Loan Mortgage, 0.25%, 6/26/23  137,000 136,681
Total U.S. Government Agency Debt (Cost $941,979) 941,979
U.S. GOVERNMENT AGENCY REPURCHASE
AGREEMENT 16.6%(1)
Bank of America, Tri-Party, Dated 5/31/23, 5.05%, Delivery Value
of $130,018,236 on 6/1/23, Collateralized by U.S. Government
securities, 3.00% - 6.50%, 4/20/24 - 5/20/53, valued at
$132,600,000  130,000 130,000
BNP Paribas, Tri-Party, Dated 5/31/23, 5.06%, Delivery Value
of $210,029,517 on 6/1/23, Collateralized by U.S. Government
securities, 0.00% - 5.50%, 6/15/23 - 5/20/53, valued at
$214,200,048  210,000 210,000
BNY Mellon, Bilateral, Dated 5/31/23, 5.06%, Delivery Value of
$1,306,183,566 on 6/1/23, Collateralized by U.S. Government
securities, 1.50% - 6.50%, 3/1/28 - 5/1/58, valued at
$1,332,120,032  1,306,000 1,306,000
Citigroup Global Markets, Tri-Party, Dated 5/31/23, 5.06%,
Delivery Value of $435,061,142 on 6/1/23, Collateralized by U.S.
Government securities, 3.00% - 7.00%, 4/1/28 - 4/20/53, valued at $443,700,001  435,000 435,000
Credit Agricole, Tri-Party, Dated 5/31/23, 5.05%, Delivery Value
of $116,526,344 on 6/1/23, Collateralized by U.S. Government
securities, 3.50%, 4/30/30, valued at $118,840,268  116,510 116,510

T. ROWE PRICE Government Reserve Fund

Par $ Value
(Amounts in 000s)
Goldman Sachs, Tri-Party, Dated 5/31/23, 5.06%, Delivery Value
of $41,005,763 on 6/1/23, Collateralized by U.S. Government
securities, 2.50% - 5.50%, 4/30/24 - 6/1/53, valued at
$41,820,001  41,000 41,000
HSBC Securities, Tri-Party, Dated 5/31/23, 5.06%, Delivery Value
of $49,006,887 on 6/1/23, Collateralized by U.S. Government
securities, 2.50% - 6.00%, 2/1/35 - 12/1/52, valued at
$49,980,001  49,000 49,000
JPMorgan Chase, Tri-Party, Dated 5/31/23, 5.06%, Delivery
Value of $138,019,397 on 6/1/23, Collateralized by U.S.
Government securities, 1.65% - 6.03%, 1/1/26 - 5/1/53, valued at
$140,760,001  138,000 138,000
RBC Dominion Securities, Tri-Party, Dated 5/31/23, 5.05%,
Delivery Value of $203,028,476 on 6/1/23, Collateralized by U.S.
Government securities, 0.25% - 5.50%, 2/15/25 - 5/15/53, valued at $207,060,000  203,000 203,000
Royal Bank of Canada, Tri-Party, Dated 5/31/23, 5.05%,
Delivery Value of $33,004,629 on 6/1/23, Collateralized by U.S.
Government securities, 0.00% - 1.00%, 8/3/23 - 7/31/28, valued at $33,660,083  33,000 33,000
Total U.S. Government Agency Repurchase Agreement (Cost $2,661,510) 2,661,510
U.S. TREASURY DEBT 40.1%
U.S. Treasury Bills, 3.307%, 8/10/23  50,000 49,689
U.S. Treasury Bills, 3.785%, 7/13/23  399,300 397,574
U.S. Treasury Bills, 4.73%, 8/31/23  127,445 125,957
U.S. Treasury Bills, 4.735%, 11/2/23  59,900 58,741
U.S. Treasury Bills, 4.826%, 7/18/23  100,000 99,380
U.S. Treasury Bills, 4.883%, 7/25/23  250,000 248,198
U.S. Treasury Bills, 4.908%, 6/27/23  290,000 288,988
U.S. Treasury Bills, 4.925%, 6/20/23  357,500 356,500
U.S. Treasury Bills, 5.034%, 7/27/23  157,520 156,306
U.S. Treasury Bills, 5.053%, 6/15/23  1,737,890 1,734,499
U.S. Treasury Bills, 5.063%, 8/15/23  150,000 148,444
U.S. Treasury Bills, 5.137%, 10/12/23  79,000 77,532
U.S. Treasury Bills, 5.146%, 8/22/23  144,000 142,340
U.S. Treasury Bills, 5.188%, 10/19/23  77,000 75,480
U.S. Treasury Bills, 5.235%, 5/16/24  47,000 44,725
U.S. Treasury Bills, 5.277%, 6/22/23  204,000 203,375
U.S. Treasury Bills, 5.294%, 8/24/23  316,000 312,148
U.S. Treasury Bills, 5.353%, 9/26/23  78,000 76,667
U.S. Treasury Bills, 5.42%, 10/3/23  156,000 153,254
U.S. Treasury Notes, 0.125%, 6/30/23  105,000 104,565
U.S. Treasury Notes, 0.25%, 6/15/23  213,000 212,591
U.S. Treasury Notes, FRN, 3M UST + 0.029%, 5.401%, 7/31/23  837,600 837,549

T. ROWE PRICE Government Reserve Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
U.S. Treasury Notes, FRN, 3M UST + 0.035%, 5.407%, 10/31/23  77,740 77,740
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 5.512%, 10/31/24  374,870 374,352
U.S. Treasury Notes, FRN, 3M UST + 0.20%, 5.572%, 1/31/25  72,320 72,320
Total U.S. Treasury Debt (Cost $6,428,914) 6,428,914
U.S. TREASURY REPURCHASE AGREEMENT 42.6%(1)
BNY Mellon, Bilateral, Dated 5/31/23, 5.05%, Delivery Value
of $950,133,264 on 6/1/23, Collateralized by U.S. Government
securities, 4.00%, 12/15/25, valued at $969,000,056  950,000 950,000
Credit Agricole, Tri-Party, Dated 5/31/23, 5.05%, Delivery Value
of $566,909,514 on 6/1/23, Collateralized by U.S. Government
securities, 1.88% - 2.88%, 2/28/27 - 8/15/32, valued at
$578,166,619  566,830 566,830
Federal Reserve Bank of New York, Tri-Party, Dated 5/31/23,
5.05%, Delivery Value of $2,190,307,208 on 6/1/23, Collateralized
by U.S. Government securities, 0.13% - 3.88%, 8/15/23 - 5/15/41, valued at $2,190,307,260  2,190,000 2,190,000
RBC Dominion Securities, Tri-Party, Dated 5/31/23, 5.05%,
Delivery Value of $925,129,757 on 6/1/23, Collateralized by U.S.
Government securities, 0.00% - 4.63%, 7/20/23 - 5/15/53, valued at $943,500,004  925,000 925,000
State Street, Bilateral, Dated 5/31/23, 5.05%, Delivery Value of
$2,197,308,190 on 6/1/23, Collateralized by U.S. Government
securities, 3.50% - 4.00%, 1/31/30 - 2/28/30, valued at
$2,240,940,019  2,197,000 2,197,000
Total U.S. Treasury Repurchase Agreement (Cost $6,828,830) 6,828,830
Total Investments in Securities
105.1% of Net Assets (Cost $16,861,233) $ 16,861,233
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. Collateralized by U.S. government securities valued at $9,636,654 at
May 31, 2023.
3M UST Three month U.S. Treasury bill yield
FRN Floating Rate Note
SOFR Secured overnight financing rate

T. ROWE PRICE Treasury Reserve Fund
May 31, 2023

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
U.S. TREASURY DEBT 41.8%
U.S. Treasury Bills, 3.799%, 7/13/23  85,300 84,930
U.S. Treasury Bills, 4.735%, 11/2/23  9,300 9,120
U.S. Treasury Bills, 4.826%, 7/18/23  88,180 87,633
U.S. Treasury Bills, 4.874%, 8/31/23  46,710 46,148
U.S. Treasury Bills, 4.883%, 7/25/23  50,000 49,640
U.S. Treasury Bills, 4.908%, 6/27/23  60,000 59,791
U.S. Treasury Bills, 4.958%, 6/20/23  63,850 63,671
U.S. Treasury Bills, 5.019%, 7/27/23  27,480 27,269
U.S. Treasury Bills, 5.025%, 6/15/23  302,130 301,544
U.S. Treasury Bills, 5.063%, 8/15/23  30,000 29,689
U.S. Treasury Bills, 5.137%, 10/12/23  13,000 12,758
U.S. Treasury Bills, 5.146%, 8/22/23  26,000 25,700
U.S. Treasury Bills, 5.188%, 10/19/23  14,000 13,724
U.S. Treasury Bills, 5.235%, 5/16/24  8,300 7,898
U.S. Treasury Bills, 5.277%, 6/22/23  34,000 33,896
U.S. Treasury Bills, 5.294%, 8/24/23  57,000 56,305
U.S. Treasury Bills, 5.353%, 9/26/23  14,000 13,761
U.S. Treasury Bills, 5.42%, 10/3/23  29,000 28,489
U.S. Treasury Notes, 0.125%, 6/30/23  16,000 15,934
U.S. Treasury Notes, 0.25%, 6/15/23  36,000 35,931
U.S. Treasury Notes, 0.875%, 1/31/24  40,700 39,663
U.S. Treasury Notes, FRN, 3M UST + 0.029%, 5.401%, 7/31/23  147,310 147,303
U.S. Treasury Notes, FRN, 3M UST + 0.035%, 5.407%, 10/31/23  12,120 12,120
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 5.512%, 10/31/24  54,035 53,961
U.S. Treasury Notes, FRN, 3M UST + 0.20%, 5.572%, 1/31/25  15,400 15,400
Total U.S. Treasury Debt (Cost $1,272,278) 1,272,278
U.S. TREASURY REPURCHASE AGREEMENT 62.1%(1)
BNY Mellon, Bilateral, Dated 5/31/23, 5.05%, Delivery Value
of $600,084,167 on 6/1/23, Collateralized by U.S. Government
securities, 2.75%, 7/31/27, valued at $612,000,045  600,000 600,000
Credit Agricole, Tri-Party, Dated 5/31/23, 5.05%, Delivery Value
of $101,574,247 on 6/1/23, Collateralized by U.S. Government
securities, 0.38% - 2.75%, 9/30/27 - 5/31/29, valued at
$103,591,255  101,560 101,560
Federal Reserve Bank of New York , Tri-Party, Dated 5/31/23,
5.05%, Delivery Value of $690,096,792 on 6/1/23, Collateralized
by U.S. Government securities, 0.25% - 4.63%, 5/15/24 - 2/15/41, valued at $690,096,831  690,000 690,000

T. ROWE PRICE Treasury Reserve Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
State Street, Bilateral, Dated 5/31/23, 5.05%, Delivery Value of
$500,070,139 on 6/1/23, Collateralized by U.S. Government
securities, 4.00%, 2/28/30, valued at $510,000,024  500,000 500,000
Total U.S. Treasury Repurchase Agreement (Cost $1,891,560) 1,891,560
Total Investments in Securities
103.9% of Net Assets (Cost $3,163,838) $ 3,163,838
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. Collateralized by U.S. government securities valued at $1,915,688 at
May 31, 2023.
3M UST Three month U.S. Treasury bill yield
FRN Floating Rate Note

T. ROWE PRICE Government Reserve Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $16,861,233) $ 16,861,233
Interest receivable 8,972
Receivable for shares sold 1,150
Cash 6
Other assets 7
Total assets 16,871,368
Liabilities
Payable for investment securities purchased 686,457
Payable for shares redeemed 137,510
Due to affiliates 12
Payable to directors 8
Other liabilities 11,151
Total liabilities 835,138
NET ASSETS $ 16,036,230
Net Assets Consist of:
Total distributable earnings (loss) $ 335
Paid-in capital applicable to 16,031,622,607 shares of $0.0001 par value capital stock outstanding; 100,000,000,000 shares of the Corporation authorized 16,035,895
NET ASSETS $ 16,036,230
NET ASSET VALUE PER SHARE $ 1.00

T. ROWE PRICE Treasury Reserve Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,163,838) $ 3,163,838
Interest receivable 1,509
Receivable for shares sold 708
Cash 5
Other assets 3
Total assets 3,166,063
Liabilities
Payable for investment securities purchased 116,344
Payable for shares redeemed 3,542
Due to affiliates 12
Payable to directors 1
Other liabilities 43
Total liabilities 119,942
NET ASSETS $ 3,046,121
Net Assets Consist of:
Total distributable earnings (loss) $ (27)
Paid-in capital applicable to 3,045,668,302 shares of $0.0001 par value capital stock outstanding; 100,000,000,000 shares of the Corporation authorized 3,046,148
NET ASSETS $ 3,046,121
NET ASSET VALUE PER SHARE $ 1.00

T. ROWE PRICE Government Reserve Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/23
Investment Income (Loss)
Interest income $ 581,201
Expenses
Shareholder servicing 2
Prospectus and shareholder reports 3
Custody and accounting 480
Directors 47
Legal and audit 26
Executive, directors, and officer insurance 17
Miscellaneous 15
Total expenses 590
Net investment income 580,611
Realized Gain / Loss –
Net realized gain on securities 176
INCREASE IN NET ASSETS FROM OPERATIONS
$ 580,787

T. ROWE PRICE Treasury Reserve Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/23
Investment Income (Loss)
Interest income $ 102,203
Expenses
Prospectus and shareholder reports 2
Custody and accounting 222
Legal and audit 26
Executive, directors, and officer insurance 10
Directors 9
Miscellaneous 8
Total expenses 277
Net investment income 101,926
Realized Gain / Loss –
Net realized gain on securities 42
INCREASE IN NET ASSETS FROM OPERATIONS
$ 101,968

T. ROWE PRICE Government Reserve Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 580,611 $ 27,764
Net realized gain 176 463
Increase in net assets from operations 580,787 28,227
Distributions to shareholders
Net earnings (580,611) (27,764)
Capital share transactions
*
Shares sold 163,431,059 153,199,686
Distributions reinvested 499,381 24,540
Shares redeemed (163,359,604) (157,976,061)
Increase (decrease) in net assets from capital share
transactions 570,836 (4,751,835)
Net Assets
Increase (decrease) during period 571,012 (4,751,372)
Beginning of period 15,465,218 20,216,590
End of period $ 16,036,230 $ 15,465,218
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Treasury Reserve Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 101,926 $ 4,235
Net realized gain 42 3
Increase in net assets from operations 101,968 4,238
Distributions to shareholders
Net earnings (101,926) (4,321)
Capital share transactions
*
Shares sold 33,307,733 38,691,648
Distributions reinvested 101,926 4,321
Shares redeemed (33,058,979) (39,546,056)
Increase (decrease) in net assets from capital share
transactions 350,680 (850,087)
Net Assets
Increase (decrease) during period 350,722 (850,170)
Beginning of period 2,695,399 3,545,569
End of period $ 3,046,121 $ 2,695,399
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Reserve Investment Funds
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Government Reserve
Fund (Government Reserve Fund) and T. Rowe Price Treasury Reserve Fund (Treasury
Reserve Fund) are each a diversified, open-end management investment company
(collectively, the funds) established by the corporation. The funds seek to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income. The funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates, Inc. (Price Associates),
and its affiliates and are not available for direct purchase by members of the public. Each fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  Each fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly.
Capital Transactions  Each investor’s interest in the net assets of each fund is represented by fund shares. Each fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the
NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the

T. ROWE PRICE Reserve Investment Funds

NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the funds' financial  statements.
Indemnification  In the normal course of business, each fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. Each fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Each fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The funds’ Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the funds’ valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation
Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Reserve Investment Funds

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, each fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On
May 31, 2023, all of the funds’ financial instruments were classified as Level 2 in the fair value hierarchy.
NOTE 3 - INVESTMENT TRANSACTIONS
Consistent with its investment objective, each fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in its prospectus and Statement of Additional Information.
Repurchase Agreements  Each fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to
“repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on T. Rowe

T. ROWE PRICE Reserve Investment Funds

Price Associates, Inc.’s approved list. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, a fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
LIBOR Transition  Each fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on a fund, or on certain instruments in which a fund invests, cannot yet be determined.
The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by a fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on a fund's performance.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
Each fund files U.S. federal, state, and local tax returns as required. Each fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.

T. ROWE PRICE Reserve Investment Funds

The tax character of distributions paid for the periods presented was as follows:
At May 31, 2023, the tax-basis cost of investments was as follows:
At May 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
NOTE 5 - RELATED PARTY TRANSACTIONS
The funds are managed by Price Associates, a wholly owned subsidiary of T. Rowe
Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all shareholders of the funds. The funds pay no management fees; however, Price Associates receives management fees from the mutual funds and other accounts invested in the funds. Certain officers and directors of the funds are also officers and directors of Price
Associates and its subsidiaries and of other T. Rowe Price-sponsored funds invested in the funds.
Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the funds. For the year ended May 31,
2023, expenses incurred by the Government Reserve Fund pursuant to these service
($000s)
For the years ended:
May 31, 2023 May 31, 2022
Government
Reserve
Fund
Treasury
Reserve
Fund
Government
Reserve
Fund
Treasury
Reserve
Fund
Ordinary income (including
short-term capital gains,
if any) $ 580,611 $ 101,926 $ 27,764 $ 4,321
($000s) Government
Reserve Fund
Treasury
Reserve Fund
Cost of investments $ 16,861,233 $ 3,163,838
($000s) Government
Reserve Fund
Treasury
Reserve Fund
Undistributed (overdistributed) ordinary income $ 335 $ (27)
Total distributable earnings (loss) $ 335 $ (27)

T. ROWE PRICE Reserve Investment Funds

agreements were $106,000 for Price Associates; less than $1,000 for T. Rowe Price
Services, Inc. For the year ended May 31, 2023, expenses incurred by the Treasury
Reserve Fund pursuant to these service agreements were $106,000 for Price Associates;
less than $1,000 for T. Rowe Price Services, Inc. The amounts payable at period-end pursuant to these agreements are included in Due to affiliates in the accompanying
Statement of Assets and Liabilities.
The funds may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by each fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31,
2023, the Government Reserve Fund and Treasury Reserve Fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Reserve Investment Funds

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or each fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Reserve Investment Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Reserve Investment Funds, Inc. and
Shareholders of T. Rowe Price Government Reserve Fund and T. Rowe Price
Treasury Reserve Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of T. Rowe Price Government Reserve Fund and T. Rowe Price
Treasury Reserve Fund (two of the funds constituting T. Rowe Price Reserve Investment
Funds, Inc., collectively referred to hereafter as the "Funds") as of May 31, 2023, the related statements of operations for the year ended May 31, 2023, the statements of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2023 and each of the financial highlights for each of the five years in the period ended May 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Reserve Investment Funds

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 20, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Government Reserve Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For nonresident alien shareholders, $607,245,000 of income dividends are interest-
related dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $633,839,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) each month on Form N-MFP. The fund’s reports on Form
N-MFP are available on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their portfolio holdings information on troweprice.com .

T. ROWE PRICE Treasury Reserve Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $112,415,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) each month on Form N-MFP. The fund’s reports on Form
N-MFP are available on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their portfolio holdings information on troweprice.com .

T. ROWE PRICE Government Reserve Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Government Reserve Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. Because the fund is not publicly available, performance information specific to the fund was not supplied by Broadridge at the Meeting. The Board concluded that its ongoing review of the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Adviser does not receive management fees from the fund. Accordingly, the
Board did not review information relating to revenues received by the Adviser under the Advisory Contract. The Board did review information regarding direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds that invest in the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board also received information on the estimated costs incurred and profits realized by the Adviser and its affiliates from advising T. Rowe Price funds and concluded that the Adviser’s profits were reasonable. Although the Adviser does not receive management fees from the fund under the Advisory Contract, the fund’s shareholders benefit from potential economies of scale through the fund’s low operating expenses and low total expense ratio. Because the fund does not charge management fees and is only available for purchase by the Adviser and its affiliated investment advisers on behalf of mutual funds and other institutional client accounts for which the Adviser or its affiliate has discretionary investment authority, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Adviser and its affiliates.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Treasury Reserve Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Treasury Reserve Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. Because the fund is not publicly available, performance information specific to the fund was not supplied by Broadridge at the Meeting. The Board concluded that its ongoing review of the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Adviser does not receive management fees from the fund. Accordingly, the
Board did not review information relating to revenues received by the Adviser under the Advisory Contract. The Board did review information regarding direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds that invest in the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board also received information on the estimated costs incurred and profits realized by the Adviser and its affiliates from advising T. Rowe Price funds and concluded that the Adviser’s profits were reasonable. Although the Adviser does not receive management fees from the fund under the Advisory Contract, the fund’s shareholders benefit from potential economies of scale through the fund’s low operating expenses and low total expense ratio. Because the fund does not charge management fees and is only available for purchase by the Adviser and its affiliated investment advisers on behalf of mutual funds and other institutional client accounts for which the Adviser or its affiliate has discretionary investment authority, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Adviser and its affiliates.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Reserve Investment Funds

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[210]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[210]
Advisory Board Member; Vice President for Finance, University of
Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[210]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[210]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[210]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Reserve Investment Funds

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[210]
Advisory Board Member; Board of Trustees Member and Chief Executive
Officer (2019 to present), President (2018 to present), Executive Vice
President and Chief Financial Officer (2007 to 2018), and Senior Vice
President and Treasurer (2005 to 2007), EQR; Member and Chair, Nareit
Dividends Through Diversity, Equity & Inclusion CEO Council, Nareit
2021 Audit and Investment Committee (2021); Advisory Board, Ross
Business School at University of Michigan (2015 to 2016); Member and
Chair of the Finance Committee, National Multifamily Housing Council
(2015 to 2016); Member, Economic Club of Chicago; Director, Brookdale
Senior Living, Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to
2015); Director, Real Estate Roundtable (July 2021 to present) and the
2022 Executive Board Nareit (November 2021 to present); Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository (July 2017 to present)
Kellye L. Walker
(1966)
2021
[210]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[210]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Reserve Investment Funds

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[210]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With T. Rowe Price Reserve
Investment Funds Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Davis Collins, CFA (1989)
Vice President
Vice President, T. Rowe Price
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Reserve Investment Funds

Name (Year of Birth)
Position Held With T. Rowe Price Reserve
Investment Funds Principal Occupation(s)
Cheryl A. Mickel, CFA (1967)
Vice President
Director and Vice President, T. Rowe Price Trust
Company; Vice President, T. Rowe Price and
T. Rowe Price Group, Inc.
Matthew W. Novak (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Rachel Protzman (1988)
Vice President
Assistant Vice President, T. Rowe Price
Bradley R. Raglin (1982)
Executive Vice President
Vice President, T. Rowe Price
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Peter J. Roehrig  (1983)
Vice President
Vice President, T. Rowe Price Group, Inc.
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Chen Shao (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Neil Smith (1972)
Vice President
Vice President, Price Hong Kong, Price Japan, Price
Singapore, T. Rowe Price Group, Inc., and Price
International
Douglas D. Spratley, CFA (1969)
President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Mitch Unger (1986)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Blerina Uruci (1984)
Vice President
Vice President, T. Rowe Price; formerly, Senior U.S.
Economist, Barclays Capital (to 2022)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Michael T. Wehn  (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Reserve Investment Funds

Name (Year of Birth)
Position Held With T. Rowe Price Reserve
Investment Funds Principal Occupation(s)
Arnold N. Welsh, Jr.  (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Kyeonta Williams (1992)
Vice President
Assistant Vice President, T. Rowe Price; formerly,
Institutional Salesman, Wells Fargo Securities (to
2021); Sales Assistant, Wells Fargo Securities (to
2018)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202307-2916612 C25-050 7/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$49,591	$46,202
Audit-Related Fees	-	-
Tax Fees	-	6,642
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,521,000 and $2,959,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 20, 2023